Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul. 29, 2011
Coldstream Dividend Growth Fund (Prospectus Summary) | Coldstream Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Coldstream Dividend Growth Fund (the "Fund") seeks dividend income while maintaining exposure to the market.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold No Load shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the
Fund's portfolio turnover rate was 24.38%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.38%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will, under normal circumstances, invest at least 80% of its net assets in dividend-paying common stocks. The Fund invests primarily in the common stocks of domestic large capitalization companies with market capitalizations above $10 billion that have strong growth potential and attractive dividend and yield opportunities. The Fund may also hold American Depositary Receipts
("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts
("GDRs") of non-U.S. companies up to 20% of the Fund's net assets.

The Advisor employs a "bottom-up" strategy in developing the Fund's portfolio and targets 30 to 40 individual stock holdings. The Advisor selects securities for investment based upon proprietary screens that combine both fundamental and technical analysis. Each stock considered for purchase must have: (i) a current yield of at least 1.6%, (ii)  five-year earnings growth of at least 5% per year, (iii)  five-year dividend growth of at least 3.5% per year, and (iv) a strong financial profile. While these are minimum requirements, the Advisor seeks companies that are expected to grow their annual dividend at a double digit rate. Once these fundamental requirements are met, each stock is subjected to a series of technical screens to determine whether or not there is adequate market sponsorship for the company.

If a security passes both the fundamental and technical screens, then it is subjected to a thorough price analysis. The Advisor uses a disciplined process to attempt to ensure that securities are purchased at a favorable price. Factors considered include price/earnings ("P/E") growth ratio, current P/E, historic
P/E, moving average price, sector strength, sector multiples and changes in expected future earnings. The Advisor may also consider other factors as it deems appropriate. Sector allocation is a residual of the stock selection process and portfolios may not be diversified across all sectors. The Fund may from time to time emphasize investments in certain sectors of the market. The
Fund's strategy strives to reduce volatility by limiting individual position sizes to 5% of the Fund's total assets and by limiting single industry exposure to less than 25% of the Fund's total assets.

Target prices are developed for each security, but the Advisor does not have a strict sell discipline. The Advisor believes that in times of extreme market volatility, a strict sell discipline would require wholesale liquidations resulting in extremely large cash positions. Under most circumstances, the
Advisor will not hold cash positions in excess of 15% of the Fund's net assets in order to maintain participation in growth opportunities in the overall market but will consider cash positions in excess of this threshold under certain market or economic conditions.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the
Fund. The following additional risks could affect the value of your investment:

·  Management Risk - If the Advisor's investment strategies do not produce the expected results, the value of the Fund would decrease.

·  Market Risk - Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the
   Fund.

·  Newer Fund Risk - The Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

·  Sector Risk - To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the
   Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

·  Foreign Securities Risk - Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund's investments.

·  Investment Style Risk - The Fund's investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund's ability to generate income may be affected.

Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment:
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.coldstream.com or by calling the Fund toll-free at
1-877-476-1909.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-476-1909
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.coldstream.com
Coldstream Dividend Growth Fund (Prospectus Summary) | Coldstream Dividend Growth Fund | No Load Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-29
Coldstream Dividend Growth Fund | No Load Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.26%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	444
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	783
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,739

[1]	Coldstream Capital Management, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 1.25% of average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least July 29, 2012, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.